JPMorgan Diversified Return U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.4%
Aerospace & Defense — 0.3%
Moog, Inc., Class A	3,763	1,149,032
National Presto Industries, Inc.	2,657	338,502
		1,487,534
Automobiles & Parts — 0.8%
Dorman Products, Inc. *	4,021	499,408
Garrett Motion, Inc. (Switzerland)	62,942	1,135,474
Phinia, Inc.	26,436	1,881,450
Visteon Corp.	10,501	954,121
		4,470,453
Banks — 5.3%
1st Source Corp.	6,234	419,735
Ameris Bancorp	20,434	1,647,389
Axos Financial, Inc. *	16,783	1,661,349
BancFirst Corp.	1,973	216,931
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	30,012	1,554,622
Cathay General Bancorp	22,555	1,154,365
City Holding Co.	2,798	344,406
Community Trust Bancorp, Inc.	5,777	356,441
First BanCorp (Puerto Rico)	44,193	977,549
First Busey Corp.	12,290	302,949
First Commonwealth Financial Corp.	23,890	430,737
First Financial Bancorp	25,666	737,641
First Financial Corp.	5,607	365,352
First Merchants Corp.	9,696	385,513
Fulton Financial Corp.	45,722	944,159
Hancock Whitney Corp.	17,138	1,179,094
Home BancShares, Inc.	45,383	1,311,569
Hope Bancorp, Inc.	60,994	730,708
International Bancshares Corp.	15,822	1,101,844
NBT Bancorp, Inc.	13,643	606,158
Northwest Bancshares, Inc.	63,431	816,991
OceanFirst Financial Corp.	27,489	515,419
OFG Bancorp (Puerto Rico)	29,030	1,169,909
Old National Bancorp	67,428	1,647,266
Pathward Financial, Inc.	8,156	736,405
Renasant Corp.	20,693	780,333
Republic Bancorp, Inc., Class A	4,111	298,500
Simmons First National Corp., Class A	32,860	668,044
TrustCo Bank Corp.	11,094	481,480
Trustmark Corp.	13,539	575,678
UMB Financial Corp.	6,034	767,163
United Bankshares, Inc.	39,329	1,664,797
WaFd, Inc.	32,202	1,050,429
WesBanco, Inc.	22,849	806,341
		28,407,266

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Beverages — 0.6%
MGP Ingredients, Inc.	34,098	849,381
National Beverage Corp. *	31,228	1,064,250
Vita Coco Co., Inc. (The) *	28,521	1,521,596
		3,435,227
Chemicals — 3.5%
AdvanSix, Inc.	33,613	532,430
American Vanguard Corp. *	43,550	221,234
Avient Corp.	34,693	1,254,152
Balchem Corp.	9,197	1,565,054
Cabot Corp.	16,720	1,207,017
Ecovyst, Inc. *	163,761	1,737,504
Hawkins, Inc.	8,851	1,152,843
Ingevity Corp. *	25,559	1,681,527
Innospec, Inc.	12,831	1,048,549
Intrepid Potash, Inc. *	27,993	919,290
LSB Industries, Inc. *	104,739	973,025
Orion SA (Germany)	41,684	257,607
Perimeter Solutions, Inc. *	54,479	1,424,626
Quaker Chemical Corp.	8,510	1,308,327
Rayonier Advanced Materials, Inc. *	112,072	869,679
Sensient Technologies Corp.	16,743	1,582,548
Stepan Co.	17,395	1,002,126
		18,737,538
Construction & Materials — 3.4%
American Woodmark Corp. *	3,838	227,939
Arcosa, Inc.	14,580	1,668,973
Argan, Inc.	4,975	1,726,872
Boise Cascade Co.	11,835	956,386
CSW Industrials, Inc.	3,967	1,071,011
Exponent, Inc.	6,807	489,219
Granite Construction, Inc.	14,426	1,741,795
Griffon Corp.	13,725	1,117,901
Installed Building Products, Inc. (a)	5,750	1,656,805
Masterbrand, Inc. *	30,409	368,557
Mueller Water Products, Inc., Class A	15,713	425,351
Patrick Industries, Inc. (a)	13,878	1,750,987
Primoris Services Corp.	12,491	1,851,791
Sterling Infrastructure, Inc. *	4,859	1,739,085
Tutor Perini Corp.	16,612	1,310,521
		18,103,193
Consumer Services — 2.1%
Adtalem Global Education, Inc. *	11,110	1,150,440
American Public Education, Inc. *	10,041	419,513
Carriage Services, Inc.	12,136	520,756
Cars.com, Inc. *	16,792	190,757
Frontdoor, Inc. *	8,807	520,582

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Consumer Services — continued
Graham Holdings Co., Class B	1,190	1,388,290
Laureate Education, Inc., Class A *	50,235	1,723,060
OPENLANE, Inc. *	39,895	1,198,446
Perdoceo Education Corp.	43,991	1,409,032
PROG Holdings, Inc.	13,901	450,948
Strategic Education, Inc.	10,315	876,981
Stride, Inc. *	8,783	743,042
Upbound Group, Inc.	25,520	482,328
		11,074,175
Electricity — 2.0%
Hawaiian Electric Industries, Inc. *	113,202	1,734,255
MGE Energy, Inc.	16,935	1,352,768
NANO Nuclear Energy, Inc. * (a)	30,013	882,232
Northwestern Energy Group, Inc.	23,807	1,615,543
Oklo, Inc., Class A *	13,445	1,070,491
Ormat Technologies, Inc.	11,664	1,457,300
Portland General Electric Co.	32,240	1,620,060
TXNM Energy, Inc.	21,782	1,283,395
		11,016,044
Electronic & Electrical Equipment — 1.0%
Atkore, Inc.	10,265	712,904
Badger Meter, Inc.	6,022	882,705
Belden, Inc.	9,930	1,166,874
EnerSys	6,528	1,176,281
Watts Water Technologies, Inc., Class A	5,716	1,710,856
		5,649,620
Finance & Credit Services — 1.1%
Enact Holdings, Inc.	26,408	1,050,246
Enova International, Inc. *	11,493	1,898,299
Federal Agricultural Mortgage Corp., Class C	2,411	408,182
PennyMac Financial Services, Inc.	11,915	1,190,547
Radian Group, Inc.	42,801	1,408,153
		5,955,427
Food Producers — 3.4%
Andersons, Inc. (The)	27,899	1,729,459
B&G Foods, Inc. (a)	226,708	990,714
Cal-Maine Foods, Inc.	18,272	1,526,260
Dole plc	84,686	1,349,048
Fresh Del Monte Produce, Inc.	41,674	1,652,791
Herbalife Ltd. *	127,087	2,190,980
J & J Snack Foods Corp.	11,430	1,085,850
John B Sanfilippo & Son, Inc.	10,080	815,472
Marzetti Co. (The)	6,893	1,182,632
Medifast, Inc. * (a)	50,008	572,092
Nature's Sunshine Products, Inc. *	16,207	408,741
Seneca Foods Corp., Class A *	3,309	394,863

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Simply Good Foods Co. (The) *	54,959	1,031,580
SunOpta, Inc. (Canada) *	182,400	835,392
TreeHouse Foods, Inc. *	44,038	1,085,096
Utz Brands, Inc.	66,406	699,919
Vital Farms, Inc. * (a)	32,763	932,107
		18,482,996
Gas, Water & Multi-utilities — 3.6%
American States Water Co.	14,153	1,032,603
Avista Corp.	39,974	1,650,526
Black Hills Corp.	22,370	1,632,563
Brookfield Infrastructure Corp., Class A (Canada)	33,424	1,599,338
California Water Service Group	20,256	905,443
Chesapeake Utilities Corp.	12,052	1,550,851
Consolidated Water Co. Ltd., Class D	15,120	572,746
Excelerate Energy, Inc., Class A	42,712	1,595,293
Middlesex Water Co.	10,231	535,900
New Jersey Resources Corp.	33,897	1,677,224
Northwest Natural Holding Co.	33,597	1,564,276
ONE Gas, Inc.	19,775	1,573,299
Southwest Gas Holdings, Inc.	19,795	1,639,422
Spire, Inc.	18,965	1,602,353
		19,131,837
General Industrials — 1.2%
Apogee Enterprises, Inc.	18,578	689,801
AZZ, Inc.	11,539	1,434,183
Greif, Inc., Class A	13,721	968,977
HB Fuller Co.	1,262	75,846
Myers Industries, Inc.	10,163	210,069
Otter Tail Corp.	17,614	1,570,464
Standex International Corp. (a)	6,288	1,509,120
TriMas Corp.	4,637	161,229
		6,619,689
Health Care Providers — 3.3%
Addus HomeCare Corp. *	9,699	1,003,652
Astrana Health, Inc. *	23,466	533,617
BrightSpring Health Services, Inc. * (a)	27,636	1,085,266
CorVel Corp. *	15,072	1,049,463
Ensign Group, Inc. (The)	8,881	1,524,512
Healthcare Services Group, Inc. *	48,584	914,351
HealthEquity, Inc. *	15,602	1,336,623
LifeMD, Inc. *	45,094	146,105
National HealthCare Corp.	4,805	687,644
Nutex Health, Inc. * (a)	8,839	1,315,155
Option Care Health, Inc. *	46,145	1,568,930
Pediatrix Medical Group, Inc. *	70,246	1,501,859
Pennant Group, Inc. (The) *	15,627	431,618

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
RadNet, Inc. *	19,920	1,396,392
Select Medical Holdings Corp.	57,392	863,750
Surgery Partners, Inc. * (a)	39,362	584,919
US Physical Therapy, Inc.	9,557	801,546
Waystar Holding Corp. *	29,993	796,614
		17,542,016
Household Goods & Home Construction — 2.6%
Central Garden & Pet Co., Class A *	24,194	742,030
Century Communities, Inc.	6,648	418,691
CompX International, Inc. (a)	4,430	103,219
Ethan Allen Interiors, Inc.	40,976	939,580
Green Brick Partners, Inc. *	15,632	1,084,704
HNI Corp.	29,053	1,388,443
Interface, Inc.	56,242	1,769,936
KB Home	9,382	539,840
La-Z-Boy, Inc.	38,071	1,386,165
M/I Homes, Inc. *	9,091	1,215,467
MillerKnoll, Inc.	28,169	565,633
Taylor Morrison Home Corp. *	22,081	1,345,837
Tri Pointe Homes, Inc. *	29,413	980,924
Worthington Enterprises, Inc.	23,544	1,308,340
		13,788,809
Industrial Engineering — 0.7%
Albany International Corp., Class A	8,374	464,673
Enpro, Inc.	6,897	1,646,866
Franklin Electric Co., Inc.	14,731	1,467,502
Hillenbrand, Inc.	4,540	144,871
Tennant Co.	897	68,253
		3,792,165
Industrial Materials — 1.5%
Clearwater Paper Corp. *	43,641	734,042
Koppers Holdings, Inc.	29,529	869,924
Materion Corp.	11,968	1,654,935
Mativ Holdings, Inc.	80,494	969,953
Minerals Technologies, Inc.	19,360	1,273,113
Sylvamo Corp.	24,804	1,213,908
Tredegar Corp. *	19,147	163,707
UFP Industries, Inc.	12,661	1,307,628
		8,187,210
Industrial Metals & Mining — 3.4%
Century Aluminum Co. *	49,874	2,260,788
Commercial Metals Co.	23,502	1,806,599
Compass Minerals International, Inc. *	42,855	1,070,518
Constellium SE *	78,149	1,756,008
Energy Fuels, Inc. * (a)	83,260	1,868,354
Kaiser Aluminum Corp.	14,779	1,812,201

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — continued
Metallus, Inc. *	40,036	798,718
Olympic Steel, Inc.	15,999	769,392
Ryerson Holding Corp.	54,226	1,530,258
United States Antimony Corp. * (a)	219,630	1,609,888
Uranium Energy Corp. *	113,988	1,965,153
Worthington Steel, Inc.	22,330	898,336
		18,146,213
Industrial Support Services — 2.0%
ABM Industries, Inc.	22,461	1,034,105
ASGN, Inc. *	9,681	504,283
CoreCivic, Inc., REIT *	68,967	1,277,959
CRA International, Inc.	6,901	1,303,875
Cross Country Healthcare, Inc. *	13,741	128,066
Donnelley Financial Solutions, Inc. *	6,591	341,084
DXP Enterprises, Inc. *	2,787	362,449
EVERTEC, Inc. (Puerto Rico)	18,578	557,526
GEO Group, Inc. (The), REIT *	53,641	857,183
Korn Ferry	12,680	880,880
Maximus, Inc.	16,546	1,562,604
Pitney Bowes, Inc.	88,094	918,820
Resources Connection, Inc.	3,104	14,061
Target Hospitality Corp. *	23,630	162,811
TriNet Group, Inc.	11,984	733,900
UniFirst Corp.	630	135,450
		10,775,056
Industrial Transportation — 3.3%
ArcBest Corp.	9,326	841,392
Ardmore Shipping Corp. (Ireland)	39,051	504,539
Costamare Bulkers Holdings Ltd. (Monaco) *	6,855	113,313
Costamare, Inc. (Monaco)	62,452	1,047,945
DHT Holdings, Inc.	108,855	1,559,892
Dorian LPG Ltd.	30,063	887,760
Federal Signal Corp.	13,034	1,408,845
FLEX LNG Ltd. (Norway) (a)	16,477	439,936
GATX Corp.	8,989	1,635,189
Genco Shipping & Trading Ltd.	27,790	580,811
Hub Group, Inc., Class A	8,454	402,241
International Seaways, Inc.	21,640	1,290,826
Matson, Inc.	10,196	1,634,419
McGrath RentCorp	7,703	860,348
Nordic American Tankers Ltd.	64,454	268,129
REV Group, Inc.	12,539	801,242
Scorpio Tankers, Inc. (Monaco)	18,683	1,188,612
Teekay Corp. Ltd. (Bermuda)	76,748	785,132
Teekay Tankers Ltd., Class A (Canada)	23,027	1,485,702

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Tingo Group, Inc. * (a)	827,098	7,237
Wabash National Corp.	15,346	155,455
		17,898,965
Investment Banking & Brokerage Services — 0.9%
Acadian Asset Management, Inc.	6,606	366,104
Artisan Partners Asset Management, Inc., Class A	17,046	758,888
Moelis & Co., Class A	20,795	1,490,378
StoneX Group, Inc. *	9,264	1,039,977
Victory Capital Holdings, Inc., Class A	14,248	1,004,911
		4,660,258
Leisure Goods — 0.4%
LCI Industries	6,986	1,024,776
Smith & Wesson Brands, Inc.	55,386	604,815
Sturm Ruger & Co., Inc.	16,142	592,250
		2,221,841
Life Insurance — 0.9%
CNO Financial Group, Inc.	38,335	1,611,987
Genworth Financial, Inc., Class A *	155,351	1,295,627
Jackson Financial, Inc., Class A	15,961	1,898,082
		4,805,696
Media — 0.4%
Gray Media, Inc.	94,873	427,877
Scholastic Corp.	7,126	249,196
TEGNA, Inc.	75,881	1,453,880
		2,130,953
Medical Equipment & Services — 2.1%
AdaptHealth Corp. *	37,371	375,579
Anika Therapeutics, Inc. *	4,781	44,129
Avanos Medical, Inc. *	14,299	190,463
CONMED Corp.	11,978	459,835
Fulgent Genetics, Inc. *	15,254	399,655
Haemonetics Corp. *	12,399	826,517
ICU Medical, Inc. *	7,540	1,130,246
Integer Holdings Corp. *	12,281	1,066,728
Lantheus Holdings, Inc. *	12,073	807,925
LeMaitre Vascular, Inc.	11,300	960,161
Merit Medical Systems, Inc. *	15,346	1,244,407
Myriad Genetics, Inc. *	20,123	113,091
NeoGenomics, Inc. *	30,352	366,045
Omnicell, Inc. *	24,772	1,201,442
OraSure Technologies, Inc. *	78,148	218,033
STAAR Surgical Co. *	7,571	143,470
UFP Technologies, Inc. * (a)	5,539	1,391,064
Varex Imaging Corp. *	39,639	552,568
		11,491,358

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts — 1.1%
Apollo Commercial Real Estate Finance, Inc.	28,602	309,188
Ares Commercial Real Estate Corp. (a)	47,702	248,527
Chimera Investment Corp.	17,872	220,719
Dynex Capital, Inc.	100,702	1,397,744
Ellington Financial, Inc.	97,050	1,247,093
Ladder Capital Corp.	75,534	828,608
MFA Financial, Inc.	82,517	795,464
PennyMac Mortgage Investment Trust	60,192	712,071
Redwood Trust, Inc.	5,467	29,959
Safehold, Inc.	15,681	221,259
TPG RE Finance Trust, Inc.	5,565	50,252
		6,060,884
Non-life Insurance — 0.8%
Employers Holdings, Inc.	9,743	424,990
Essent Group Ltd.	24,931	1,568,659
Hamilton Insurance Group Ltd., Class B (Bermuda) *	17,586	488,011
Horace Mann Educators Corp.	6,400	286,784
NMI Holdings, Inc., Class A *	33,246	1,287,285
Safety Insurance Group, Inc.	749	58,946
Stewart Information Services Corp.	6,674	450,028
		4,564,703
Non-Renewable Energy — 7.1%
Alpha Metallurgical Resources, Inc. *	5,047	1,058,861
Archrock, Inc.	56,045	1,658,372
Cactus, Inc., Class A	22,472	1,263,601
California Resources Corp.	26,688	1,427,808
CNX Resources Corp. *	38,313	1,486,544
Comstock Resources, Inc. *	56,899	1,385,491
Core Natural Resources, Inc.	18,465	1,761,192
Crescent Energy Co., Class A	53,060	518,396
DNOW, Inc. *	111,549	1,694,429
Gulfport Energy Corp. *	7,185	1,466,962
Hallador Energy Co. *	57,021	1,054,318
Helix Energy Solutions Group, Inc. *	119,119	945,805
Kinetik Holdings, Inc., Class A (a)	23,106	945,267
Kodiak Gas Services, Inc.	28,410	1,193,504
Liberty Energy, Inc.	55,767	1,374,657
Magnolia Oil & Gas Corp., Class A	54,885	1,400,116
Murphy Oil Corp.	41,092	1,236,458
Northern Oil & Gas, Inc.	20,082	502,050
NPK International, Inc. *	41,526	573,474
Par Pacific Holdings, Inc. *	32,064	1,210,095
Patterson-UTI Energy, Inc.	83,852	631,406
Peabody Energy Corp.	51,119	1,802,456
PrimeEnergy Resources Corp. *	2,547	466,330
ProPetro Holding Corp. *	46,865	538,479
Ramaco Resources, Inc., Class A *	40,616	792,418

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
RPC, Inc.	125,381	833,784
SandRidge Energy, Inc.	42,631	675,701
Select Water Solutions, Inc.	91,384	1,104,833
SM Energy Co.	36,088	702,633
Solaris Energy Infrastructure, Inc., Class A	28,112	1,551,501
SunCoke Energy, Inc.	126,150	991,539
TETRA Technologies, Inc. * (a)	56,556	644,738
VAALCO Energy, Inc.	90,917	467,313
Vitesse Energy, Inc. (a)	10,889	228,233
Warrior Met Coal, Inc.	19,121	1,707,505
World Kinect Corp.	35,823	963,997
		38,260,266
Personal Care, Drug & Grocery Stores — 2.6%
ACCO Brands Corp.	112,715	440,716
Chefs' Warehouse, Inc. (The) *	23,579	1,483,119
Edgewell Personal Care Co.	61,989	1,206,306
Energizer Holdings, Inc.	56,991	1,244,114
Grocery Outlet Holding Corp. * (a)	55,888	532,613
Guardian Pharmacy Services, Inc., Class A *	11,082	334,676
Honest Co., Inc. (The) * (a)	56,175	138,752
Ingles Markets, Inc., Class A	15,440	1,155,838
Natural Grocers by Vitamin Cottage, Inc.	38,414	1,049,470
Nu Skin Enterprises, Inc., Class A	103,198	1,094,931
Spectrum Brands Holdings, Inc.	19,048	1,213,548
United Natural Foods, Inc. *	45,570	1,696,571
WD-40 Co.	5,474	1,265,753
Weis Markets, Inc.	15,673	1,115,134
		13,971,541
Personal Goods — 1.3%
G-III Apparel Group Ltd.	29,126	854,848
Interparfums, Inc.	5,526	539,172
Kontoor Brands, Inc.	19,081	1,139,708
Movado Group, Inc.	25,227	575,176
Oxford Industries, Inc. (a)	9,157	337,435
Signet Jewelers Ltd.	18,216	1,680,790
Steven Madden Ltd.	25,718	1,128,506
Wolverine World Wide, Inc.	45,179	800,572
		7,056,207
Pharmaceuticals, Biotechnology & Marijuana Producers — 3.8%
ADMA Biologics, Inc. *	30,856	533,809
Alkermes plc *	31,955	1,082,955
Amphastar Pharmaceuticals, Inc. *	26,632	705,482
ANI Pharmaceuticals, Inc. *	15,677	1,283,162
Arcellx, Inc. *	16,552	1,130,667
Aurinia Pharmaceuticals, Inc. (Canada) *	86,376	1,255,043
Castle Biosciences, Inc. *	13,659	538,028

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Catalyst Pharmaceuticals, Inc. *	61,023	1,482,859
Collegium Pharmaceutical, Inc. *	32,391	1,487,395
Dynavax Technologies Corp. *	78,231	1,211,407
Harmony Biosciences Holdings, Inc. *	15,008	548,092
Innoviva, Inc. *	68,105	1,362,100
Ironwood Pharmaceuticals, Inc. *	43,436	212,402
Ligand Pharmaceuticals, Inc. *	8,430	1,619,403
Niagen Bioscience, Inc. *	35,420	212,166
Pacira BioSciences, Inc. *	37,833	777,090
PDL BioPharma, Inc. ‡ *	22,361	4,696
Prestige Consumer Healthcare, Inc. *	17,218	1,110,044
Protagonist Therapeutics, Inc. *	17,455	1,427,819
Rigel Pharmaceuticals, Inc. * (a)	25,546	890,534
Supernus Pharmaceuticals, Inc. *	30,876	1,486,988
Vanda Pharmaceuticals, Inc. *	29,917	225,574
		20,587,715
Precious Metals & Mining — 1.8%
Coeur Mining, Inc. *	99,557	2,034,945
Hecla Mining Co.	93,178	2,098,369
Idaho Strategic Resources, Inc. * (a)	34,711	1,251,679
Novagold Resources, Inc. (Canada) *	132,945	1,160,610
Perpetua Resources Corp. * (a)	55,837	1,486,381
SSR Mining, Inc. (Canada) *	74,585	1,702,775
		9,734,759
Real Estate Investment & Services — 2.0%
Compass, Inc., Class A *	257,087	3,218,729
Cushman & Wakefield Ltd. *	84,783	1,393,833
DigitalBridge Group, Inc.	73,860	1,136,705
eXp World Holdings, Inc. (a)	18,229	164,790
HA Sustainable Infrastructure Capital, Inc., REIT	46,305	1,593,355
Newmark Group, Inc., Class A	83,827	1,494,635
St. Joe Co. (The)	25,861	1,711,740
		10,713,787
Real Estate Investment Trusts — 10.2%
Acadia Realty Trust	23,915	478,539
Alexander & Baldwin, Inc.	50,946	1,056,620
Alexander's, Inc.	2,784	681,802
American Assets Trust, Inc.	50,577	913,421
American Healthcare REIT, Inc.	31,452	1,475,413
Apple Hospitality REIT, Inc.	94,637	1,101,575
Brandywine Realty Trust	236,593	669,558
Broadstone Net Lease, Inc.	88,771	1,643,151
CareTrust REIT, Inc.	41,799	1,560,775
Community Healthcare Trust, Inc.	19,375	334,800
COPT Defense Properties	51,342	1,581,847
CTO Realty Growth, Inc.	32,632	579,871

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Curbline Properties Corp.	52,246	1,266,966
DiamondRock Hospitality Co.	176,775	1,622,795
Douglas Emmett, Inc.	77,849	822,085
Easterly Government Properties, Inc., Class A	48,418	1,132,497
Empire State Realty Trust, Inc., Class A	80,607	534,424
Essential Properties Realty Trust, Inc.	47,803	1,451,299
Four Corners Property Trust, Inc.	51,568	1,271,151
Getty Realty Corp.	44,742	1,335,996
Global Net Lease, Inc.	174,717	1,652,823
Independence Realty Trust, Inc.	75,303	1,257,560
Innovative Industrial Properties, Inc.	20,739	1,002,109
InvenTrust Properties Corp.	35,148	1,033,000
JBG SMITH Properties	58,020	977,057
Kite Realty Group Trust	61,120	1,435,709
LTC Properties, Inc.	43,871	1,599,975
LXP Industrial Trust	31,802	1,575,789
Macerich Co. (The)	78,465	1,485,342
National Health Investors, Inc.	19,893	1,633,613
NETSTREIT Corp. (a)	59,603	1,122,921
Outfront Media, Inc.	66,855	1,625,914
Pebblebrook Hotel Trust	96,316	1,099,929
Phillips Edison & Co., Inc.	38,209	1,384,312
Piedmont Realty Trust, Inc., Class A	141,984	1,195,505
RLJ Lodging Trust	141,842	1,053,886
Ryman Hospitality Properties, Inc.	14,172	1,342,088
Sabra Health Care REIT, Inc.	80,650	1,510,575
Sila Realty Trust, Inc.	24,987	608,433
SITE Centers Corp.	111,230	680,728
Summit Hotel Properties, Inc.	115,327	509,745
Sunstone Hotel Investors, Inc.	125,472	1,100,389
Tanger, Inc.	44,745	1,464,056
Terreno Realty Corp.	24,852	1,529,392
UMH Properties, Inc.	15,222	237,920
Urban Edge Properties	69,924	1,358,623
Whitestone	49,163	700,081
Xenia Hotels & Resorts, Inc.	76,942	1,134,895
		54,826,954
Renewable Energy — 1.0%
American Superconductor Corp. *	30,223	904,272
Centrus Energy Corp., Class A * (a)	4,968	1,382,495
Nextpower, Inc., Class A *	15,641	1,831,405
REX American Resources Corp. *	40,769	1,378,400
		5,496,572
Retailers — 2.1%
Abercrombie & Fitch Co., Class A *	2,932	286,251
Academy Sports & Outdoors, Inc.	19,088	1,050,031
American Eagle Outfitters, Inc.	39,291	915,873

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Asbury Automotive Group, Inc. *	2,776	651,000
Buckle, Inc. (The)	26,519	1,254,349
GigaCloud Technology, Inc., Class A *	22,938	915,914
Global Industrial Co.	3,136	95,836
Group 1 Automotive, Inc.	3,199	1,133,278
Haverty Furniture Cos., Inc.	31,749	803,885
Kohl's Corp.	44,768	782,097
Liquidity Services, Inc. *	22,000	704,000
PriceSmart, Inc.	3,950	561,729
Shoe Carnival, Inc.	26,757	509,988
Urban Outfitters, Inc. *	19,767	1,400,492
Zumiez, Inc. *	1,242	30,566
		11,095,289
Software & Computer Services — 3.8%
A10 Networks, Inc.	65,269	1,138,291
Agilysys, Inc. *	11,743	1,018,705
Alarm.com Holdings, Inc. *	10,947	533,995
Blackbaud, Inc. *	6,170	331,329
Box, Inc., Class A *	30,283	767,674
Cargurus, Inc., Class A *	36,599	1,185,808
Clear Secure, Inc., Class A	42,621	1,390,297
Commvault Systems, Inc. *	8,645	740,877
Consensus Cloud Solutions, Inc. *	3,505	74,867
CSG Systems International, Inc. (a)	19,990	1,594,202
ePlus, Inc.	13,835	1,187,181
EverQuote, Inc., Class A *	20,134	457,042
Grindr, Inc. (Singapore) *	52,583	595,240
Magnite, Inc. *	42,161	610,070
Mitek Systems, Inc. *	34,171	342,393
NetScout Systems, Inc. *	41,542	1,155,283
OneSpan, Inc.	25,241	297,339
Powerfleet, Inc. NJ *	142,076	726,008
Progress Software Corp. *	21,224	868,486
Q2 Holdings, Inc. *	16,630	1,018,588
Qualys, Inc. *	7,982	1,052,826
Simulations Plus, Inc. *	23,486	396,679
SPS Commerce, Inc. *	8,840	789,058
Viant Technology, Inc., Class A *	18,020	212,996
Workiva, Inc. *	14,416	1,110,320
Yelp, Inc. *	36,675	1,004,162
		20,599,716
Technology Hardware & Equipment — 5.4%
Adeia, Inc.	82,849	1,498,738
Advanced Energy Industries, Inc.	7,179	1,833,229
Alpha & Omega Semiconductor Ltd. *	2,429	53,681
Axcelis Technologies, Inc. *	4,917	433,040
Benchmark Electronics, Inc.	33,083	1,724,948

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Cohu, Inc. *	1,508	43,038
CTS Corp.	20,705	1,064,444
Diodes, Inc. *	14,625	865,654
Fabrinet (Thailand) *	3,354	1,641,582
FormFactor, Inc. *	22,984	1,620,142
Impinj, Inc. * (a)	8,299	1,146,092
Insight Enterprises, Inc. *	7,296	613,010
Kulicke & Soffa Industries, Inc. (Singapore)	23,773	1,362,906
Methode Electronics, Inc.	39,575	316,204
Novanta, Inc. *	9,103	1,224,718
PC Connection, Inc.	12,276	721,952
Photronics, Inc. *	47,124	1,629,077
Plexus Corp. *	10,356	2,064,261
Power Integrations, Inc.	14,506	666,406
Rambus, Inc. *	15,602	1,775,976
Sanmina Corp. *	9,963	1,411,558
ScanSource, Inc. *	20,598	885,508
Synaptics, Inc. *	3,139	258,999
TTM Technologies, Inc. *	21,329	2,094,508
Ultra Clean Holdings, Inc. *	29,100	1,271,088
Vishay Intertechnology, Inc.	42,290	852,143
Xerox Holdings Corp. (a)	65,991	144,520
		29,217,422
Telecommunications Equipment — 3.3%
ADTRAN Holdings, Inc. *	106,162	978,814
Aviat Networks, Inc. *	13,160	287,020
Calix, Inc. *	25,593	1,143,239
Clearfield, Inc. *	31,120	926,442
Digi International, Inc. *	34,320	1,478,162
EchoStar Corp., Class A * (a)	19,288	2,183,787
Extreme Networks, Inc. *	71,136	1,037,163
Harmonic, Inc. *	101,807	989,564
InterDigital, Inc. (a)	4,445	1,451,026
NETGEAR, Inc. *	54,944	1,148,879
Ribbon Communications, Inc. *	1,005	2,633
Uniti Group, Inc., REIT	88,873	739,423
Viasat, Inc. *	40,535	1,830,966
Viavi Solutions, Inc. *	85,201	2,084,017
Vistance Networks, Inc. *	81,473	1,466,514
		17,747,649
Telecommunications Service Providers — 1.8%
8x8, Inc. *	282,072	468,239
Cable One, Inc. (a)	6,140	497,279
fuboTV, Inc. * (a)	405,352	903,935
Globalstar, Inc. *	22,788	1,404,197
Gogo, Inc. *	101,738	466,977
IDT Corp., Class B	24,302	1,181,806

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — continued
Liberty Latin America Ltd., Class C (Puerto Rico) *	121,149	942,539
Lumen Technologies, Inc. *	190,511	1,680,307
Shenandoah Telecommunications Co.	23,097	274,161
Telephone and Data Systems, Inc.	39,597	1,787,013
Xperi, Inc. *	17,686	100,103
		9,706,556
Tobacco — 0.6%
Turning Point Brands, Inc.	15,293	1,852,747
Universal Corp.	25,749	1,457,136
		3,309,883
Travel & Leisure — 0.6%
Biglari Holdings, Inc., Class B *	233	87,382
Brightstar Lottery plc	33,568	486,065
Monarch Casino & Resort, Inc.	7,376	675,125
SkyWest, Inc. *	12,864	1,241,633
Super Group SGHC Ltd. (Guernsey) (a)	90,354	855,653
		3,345,858
Waste & Disposal Services — 0.3%
Casella Waste Systems, Inc., Class A *	13,393	1,351,086
Total Common Stocks (Cost $465,760,814)		535,658,386
	NO. OF RIGHTS
Rights—0.0%
Pharmaceuticals & Biotechnology — 0.0%
OmniAb Operations, Inc., 11/2/2022 ‡ *	1,382	—
OmniAb, Inc., 11/3/2022 ‡ *	1,382	—
Total Rights (Cost $—)		—
	SHARES
Short-Term Investments — 5.3%
Investment Companies — 0.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c)(Cost $1,479,483)	1,479,483	1,479,483
Investment of Cash Collateral from Securities Loaned — 5.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c)(Cost $27,224,634)	27,224,634	27,224,634
Total Short-Term Investments (Cost $28,704,117)		28,704,117
Total Investments — 104.7% (Cost $494,464,931)		564,362,503
Liabilities in Excess of Other Assets — (4.7)%		(25,440,605)
NET ASSETS — 100.0%		538,921,898

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $25,514,044.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	13	03/20/2026	USD	1,707,290	9,342

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$1,487,534	$—	$—	$1,487,534
Automobiles & Parts	4,470,453	—	—	4,470,453
Banks	28,407,266	—	—	28,407,266
Beverages	3,435,227	—	—	3,435,227
Chemicals	18,737,538	—	—	18,737,538
Construction & Materials	18,103,193	—	—	18,103,193
Consumer Services	11,074,175	—	—	11,074,175
Electricity	11,016,044	—	—	11,016,044
Electronic & Electrical Equipment	5,649,620	—	—	5,649,620
Finance & Credit Services	5,955,427	—	—	5,955,427
Food Producers	18,482,996	—	—	18,482,996
Gas, Water & Multi-utilities	19,131,837	—	—	19,131,837
General Industrials	6,619,689	—	—	6,619,689
Health Care Providers	17,542,016	—	—	17,542,016
Household Goods & Home Construction	13,788,809	—	—	13,788,809
Industrial Engineering	3,792,165	—	—	3,792,165
Industrial Materials	8,187,210	—	—	8,187,210
Industrial Metals & Mining	18,146,213	—	—	18,146,213
Industrial Support Services	10,775,056	—	—	10,775,056
Industrial Transportation	17,898,965	—	—	17,898,965
Investment Banking & Brokerage Services	4,660,258	—	—	4,660,258
Leisure Goods	2,221,841	—	—	2,221,841
Life Insurance	4,805,696	—	—	4,805,696
Media	2,130,953	—	—	2,130,953
Medical Equipment & Services	11,491,358	—	—	11,491,358
Mortgage Real Estate Investment Trusts	6,060,884	—	—	6,060,884
Non-life Insurance	4,564,703	—	—	4,564,703
Non-Renewable Energy	38,260,266	—	—	38,260,266
Personal Care, Drug & Grocery Stores	13,971,541	—	—	13,971,541
Personal Goods	7,056,207	—	—	7,056,207
Pharmaceuticals, Biotechnology & Marijuana Producers	20,583,019	—	4,696	20,587,715
Precious Metals & Mining	9,734,759	—	—	9,734,759
Real Estate Investment & Services	10,713,787	—	—	10,713,787
Real Estate Investment Trusts	54,826,954	—	—	54,826,954
Renewable Energy	5,496,572	—	—	5,496,572
Retailers	11,095,289	—	—	11,095,289
Software & Computer Services	20,599,716	—	—	20,599,716
Technology Hardware & Equipment	29,217,422	—	—	29,217,422
Telecommunications Equipment	17,747,649	—	—	17,747,649
Telecommunications Service Providers	9,706,556	—	—	9,706,556
Tobacco	3,309,883	—	—	3,309,883
Travel & Leisure	3,345,858	—	—	3,345,858

JPMorgan Diversified Return U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Waste & Disposal Services	$1,351,086	$—	$—	$1,351,086
Total Common Stocks	535,653,690	—	4,696	535,658,386
Rights	—	—	— (a)	— (a)
Short-Term Investments
Investment Companies	1,479,483	—	—	1,479,483
Investment of Cash Collateral from Securities Loaned	27,224,634	—	—	27,224,634
Total Short-Term Investments	28,704,117	—	—	28,704,117
Total Investments in Securities	$564,357,807	$—	$4,696	$564,362,503
Appreciation in Other Financial Instruments
Futures Contracts	$9,342	$—	$—	$9,342

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$15,353,997	$64,810,491	$52,939,854	$—	$—	$27,224,634	27,224,634	$296,114	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	405,629	10,077,173	9,003,319	—	—	1,479,483	1,479,483	17,695	—
Total	$15,759,626	$74,887,664	$61,943,173	$—	$—	$28,704,117		$313,809	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.